Statutory and other information - Fees and emoluments - non-executive directors (Details) - EUR (€)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Share based compensation	€ 3,700,000	€ 2,400,000	€ 3,700,000
Total Directors' emoluments	11,300,000	6,600,000	11,300,000
Non-executive director
Disclosure of transactions between related parties [line items]
Fees	550,000.0	505,500	630,000.0
Share based compensation	80,100	83,100	150,000.0
Total Directors' emoluments	630,100	588,600	780,000.0
David Bonderman
Disclosure of transactions between related parties [line items]
Fees		16,700	100,000.0
Roisin Brennan
Disclosure of transactions between related parties [line items]
Fees	50,000.0	45,800	50,000.0
Michael Cawley
Disclosure of transactions between related parties [line items]
Fees	50,000.0	45,800	50,000.0
Emer Daly
Disclosure of transactions between related parties [line items]
Fees	50,000.0	45,800	50,000.0
Geoff Doherty
Disclosure of transactions between related parties [line items]
Fees	25,000.0
Stan McCarthy
Disclosure of transactions between related parties [line items]
Fees	100,000.0	87,500	50,000.0
Kyran McLaughlin
Disclosure of transactions between related parties [line items]
Fees		11,900	50,000.0
Howard Millar
Disclosure of transactions between related parties [line items]
Fees	50,000.0	45,800	50,000.0
Dick Milliken
Disclosure of transactions between related parties [line items]
Fees	50,000.0	45,800	50,000.0
Mike O Brien
Disclosure of transactions between related parties [line items]
Fees	75,000.0	68,800	80,000.0
Julie O Neill
Disclosure of transactions between related parties [line items]
Fees	50,000.0	45,800	50,000.0
Louise Phelan
Disclosure of transactions between related parties [line items]
Fees	€ 50,000.0	€ 45,800	€ 50,000.0